Investments (Tables)	12 Months Ended
Dec. 31, 2021
Information on investments

(a) Information on investments

		Interest in total and	Net profit (loss) for the year			Equity
		voting capital (%)	2021	2020	2019	2021	2020

Jointly-controlled investment
RPR	(i)	33.20	312	(63,525)	29,687	50,064	32,217

Associate		-	-	-		-	-
Borealis	(ii)	20.00	45,490	6,019	17,622	205,568	161,363

(i)	The main activities are the refine, processing and sale and import of oil, its byproducts and correlated products.
(ii)	The main activities are the production and commercialization of petrochemical byproducts and correlated products.

Changes in investments

(b) Changes in investments

	Domestic associate
	Borealis	RPR	Other	Total

Balance at 2019	32,816	30,887	140	63,843

Dividends and interest on equity	(1,748)	(164)		(1,912)
Equity in results of investees	1,204	(21,093)		(19,889)
Other comprehensive income		1,067		1,067
Other			44	44

Balance at 2020	32,272	10,697	184	43,153

Dividends and interest on equity	(295)			(295)
Equity in results of investees	9,136	103		9,239
Other comprehensive income		5,825		5,825
Capital increase			1,001	1,001

Balance at 2021	41,113	16,625	1,185	58,923

The Company presents the financial information of the subsidiary in which the non-controlling shareholder holds interests, and the material effects on the Company’s consolidated statements:

The Company presents the financial information of the subsidiary in which the non-controlling shareholder holds interests, and the material effects on the Company’s consolidated statements:

Balance sheet	Consolidated Braskem
	without the effect of Braskem Idesa consolidated			Braskem Idesa consolidated(i)			Eliminations		Consolidated
	2021	2020		2021	2020		2021	2020	2021	2020
Assets
Curent
Cash and cash equivalents	6,907,355	12,958,419		1,773,331	904,433				8,680,686	13,862,852
Financial investments	3,492,710	3,627,227							3,492,710	3,627,227
Trade accounts receivable	6,607,762	4,386,825		1,225,479	577,530		(679,676)	(232,376)	7,153,565	4,731,979
Inventories	15,325,001	7,876,485		1,010,100	507,165				16,335,101	8,383,650
Taxes recoverable	1,402,100	1,144,355		26,558	48,310				1,428,658	1,192,665
Recoverable income taxes	1,189,812	1,547,916							1,189,812	1,547,916
Derivatives	33,816	33,769							33,816	33,769
Other current assets	841,473	688,944		137,624	121,242				979,097	810,186

	35,800,029	32,263,940		4,173,092	2,158,680		(679,676)	(232,376)	39,293,445	34,190,244

Non-current
Financial investments	16,845	15,564							16,845	15,564
Taxes recoverable	983,655	847,399		268,403	225,338				1,252,058	1,072,737
Income tax and social contribution	230,069	72,267							230,069	72,267
Deferred tax assets	6,481,642	6,658,276		1,775,610	1,871,696				8,257,252	8,529,972
Related parties	10,064,320	9,122,666				(ii)	(10,064,320)	(9,122,666)
Derivatives	51	34,091							51	34,091
Judicial deposits	194,212	196,911							194,212	196,911
Other non-current assets	354,083	251,398		24,964	17,347				379,047	268,745
Investments	58,923	43,153							58,923	43,153
Property, plant and equipment	23,510,588	22,295,803		14,483,720	14,436,012	(iii)	(769,178)	(802,666)	37,225,130	35,929,149
Intangible	2,572,675	2,568,869		304,624	259,822				2,877,299	2,828,691
Right of use of assets	2,427,633	2,509,484		352,404	392,911				2,780,037	2,902,395

	46,894,696	44,615,881		17,209,725	17,203,126		(10,833,498)	(9,925,332)	53,270,923	51,893,675

Total assets	82,694,725	76,879,821		21,382,817	19,361,806		(11,513,174)	(10,157,708)	92,564,368	86,083,919

Liabilities and shareholders' equity
Current
Trade payables	11,861,563	9,753,762		871,379	424,929		(679,676)	(232,376)	12,053,266	9,946,315
Borrowings	1,343,494	1,318,931							1,343,494	1,318,931
Debentures	59,088	54,436							59,088	54,436
Braskem Idesa Borrowings				86,765	7,660,128				86,765	7,660,128
Payroll and related charges	1,095,040	776,134		75,306	38,432				1,170,346	814,566
Taxes payable	1,003,813	927,039		8,303	25,650				1,012,116	952,689
Income tax and social contribution	1,672,844	284,129							1,672,844	284,129
Lease	598,523	821,695		76,843	73,414				675,366	895,109
Provision - geological event in Alagoas	4,378,071	4,349,931							4,378,071	4,349,931
Other current liabilities	2,495,544	1,947,569		246,623	163,371				2,742,167	2,110,940

	24,507,980	20,233,626		1,365,219	8,385,924		(679,676)	(232,376)	25,193,523	28,387,174

Non-current
Loan agreements	33,553,766	40,413,192							33,553,766	40,413,192
Braskem Idesa Borrowings				12,224,770	4,399,110				12,224,770	4,399,110
Debentures	137,830	181,679							137,830	181,679
Accounts payable to related parties				10,134,287	9,140,064	(ii)	(10,134,287)	(9,140,064)
Loan to non-controlling shareholders of Braskem Idesa			(v)	3,646,538	3,222,493				3,646,538	3,222,493
Income tax and social contribution		576,174								576,174
Deferred tax liabilities	1,407,434	1,234,398							1,407,434	1,234,398
Provision for losses on subsidiaries	5,284,666	5,283,264				(iv)	(5,284,666)	(5,283,264)
Lease	2,147,745	1,962,235		333,303	350,542				2,481,048	2,312,777
Provision - geological event in Alagoas	3,283,188	4,825,846							3,283,188	4,825,846
Other non-current liabilities	4,406,733	4,274,837		25,710	122,757				4,432,443	4,397,594

	50,221,362	58,751,625		26,364,608	17,234,966		(15,418,953)	(14,423,328)	61,167,017	61,563,263

Shareholders' equity
Attributable to theCompany's shareholders	7,865,819	(2,202,306)		(6,347,010)	(6,259,084)		6,347,010	6,259,084	7,865,819	(2,202,306)
Non-controlling interest in subsidiaries	99,564	96,876					(1,761,555)	(1,761,088)	(1,661,991)	(1,664,212)

	7,965,383	(2,105,430)		(6,347,010)	(6,259,084)		4,585,455	4,497,996	6,203,828	(3,866,518)

Total liabilities and shareholders' equity (net capital deficiency)	82,694,725	76,879,821		21,382,817	19,361,806		(11,513,174)	(10,157,708)	92,564,368	86,083,919

(i)	Consolidation of Braskem Idesa with its direct subsidiaries Braskem Idesa Serviços and Terminal Química.
(ii)	Loan from Braskem Holanda as part of shareholders’ contribution to the Braskem Idesa project.
(iii)	Adjustment corresponding to the capitalization of a portion of financial charges of the above-mentioned loan.
(iv)	Provision recorded in the subsidiary Braskem Holanda for the negative shareholders' equity of Braskem Idesa.
(v)	Loan payable, maturing December 2029 and 7% p.a., to the non-controlling shareholders of Braskem Idesa. These proceeds were used by Braskem Idesa to fund its construction project.

Statement of profit or loss
	Consolidated Braskem
	Ex consolidated Braskem Idesa			Braskem Idesa consolidated			Eliminations			Consolidated
	2021	2020	2019	2021	2020	2019	2021	2020	2019	2021	2020	2019

Net revenue	101,448,155	55,779,528	49,961,286	6,333,199	4,046,581	3,050,420	(2,156,153)	(1,282,615)	(688,181)	105,625,201	58,543,494	52,323,525
Cost of products sold	(72,471,291)	(45,563,723)	(44,111,980)	(3,321,601)	(3,112,129)	(2,509,060)	2,224,661	1,344,438	741,922	(73,568,231)	(47,331,414)	(45,879,118)

	28,976,864	10,215,805	5,849,306	3,011,598	934,452	541,360	68,508	61,823	53,741	32,056,970	11,212,080	6,444,407

Income (expenses)
Selling and distribution	(1,834,303)	(1,609,844)	(1,582,794)	(221,337)	(242,211)	(200,661)				(2,055,640)	(1,852,055)	(1,783,455)
(Loss) reversals for impairment of trade accounts receivable	(8,736)	(55,074)	(4,772)	(178)	(178)	(2,297)				(8,914)	(55,252)	(7,069)
General and administrative	(2,292,884)	(1,739,541)	(2,082,002)	(229,334)	(179,350)	(141,269)	91	144	(909)	(2,522,127)	(1,918,747)	(2,224,180)
Research and development	(296,583)	(250,648)	(247,730)							(296,583)	(250,648)	(247,730)
Results from equity-accounted investees	(82,709)	(1,026,922)	(326,427)				87,353	1,007,524	336,645	4,644	(19,398)	10,218
Other income	1,530,443	748,923	2,102,684	4,044	1,826	305,750				1,534,487	750,749	2,408,434
Other expenses	(2,651,425)	(7,573,874)	(4,466,450)	(17,865)	(364,747)	19,508				(2,669,290)	(7,938,621)	(4,446,942)

	23,340,667	(1,291,175)	(758,185)	2,546,928	149,792	522,391	155,952	1,069,491	389,477	26,043,547	(71,892)	153,683

Financial results
Financial expenses	(4,750,895)	(3,851,233)	(3,009,471)	(1,618,020)	(1,505,628)	(1,205,412)	461,760	443,496	332,098	(5,907,155)	(4,913,365)	(3,882,785)
Financial income	2,276,312	1,032,530	1,135,118	12,886	11,150	47,534	(461,760)	(443,496)	(332,098)	1,827,438	600,184	850,554
Exchange rate variations, net	(2,884,292)	(4,823,269)	(1,768,850)	(1,164,697)	(482,125)	75,610	46,182	6,683	(31,280)	(4,002,807)	(5,298,711)	(1,724,520)

	(5,358,875)	(7,641,972)	(3,643,203)	(2,769,831)	(1,976,603)	(1,082,268)	46,182	6,683	(31,280)	(8,082,524)	(9,611,892)	(4,756,751)

Profit (loss) before income tax	17,981,792	(8,933,147)	(4,401,388)	(222,903)	(1,826,811)	(559,877)	202,134	1,076,174	358,197	17,961,023	(9,683,784)	(4,603,068)

Income taxes	(3,991,055)	2,253,684	1,873,207	(8,348)	414,794	89,463				(3,999,403)	2,668,478	1,962,670
	(3,991,055)	2,253,684	1,873,207	(8,348)	414,794	89,463				(3,999,403)	2,668,478	1,962,670

Net profit (loss) for the year	13,990,737	(6,679,463)	(2,528,181)	(231,251)	(1,412,017)	(470,414)	202,134	1,076,174	358,197	13,961,620	(7,015,306)	(2,640,398)

Statement of cash flows	Consolidated Braskem
	Ex consolidated Braskem Idesa			Braskem Idesa consolidated			Eliminations			Consolidated
	2021	2020	2019	2021	2020	2019	2021	2020	2019	2021	2020	2019

Profit (loss) before income tax	17,981,792	(8,933,147)	(4,401,388)	(222,903)	(1,826,811)	(559,877)	202,134	1,076,174	358,197	17,961,023	(9,683,784)	(4,603,068)

Adjustments for reconciliation of profit (loss)
Depreciation and amortization	3,450,171	2,995,609	2,732,181	796,861	1,114,439	952,916	(68,599)	(61,967)	(52,832)	4,178,433	4,048,081	3,632,265
Results from equity-accounted investees	82,709	1,026,922	326,427				(87,353)	(1,007,524)	(336,645)	(4,644)	19,398	(10,218)
Net interest, monetary and foreign exchange gain/losses	3,792,708	8,541,980	3,050,987	2,564,905	1,921,975	1,062,843	(46,182)	(6,683)	31,280	6,311,431	10,457,272	4,145,110
Provisions (reversal and recovery of credits), net	819,130	336,838	320,439							819,130	336,838	320,439
Provision - geological event in Alagoas	1,339,765	6,901,828	3,383,067							1,339,765	6,901,828	3,383,067
PIS and COFINS credits - exclusion of ICMS from the calculation basis	(1,031,099)	(310,557)	(1,904,206)							(1,031,099)	(310,557)	(1,904,206)
Loss (reversals) for impairment of trade accounts receivable	10,134	55,252	7,069	(1,220)						8,914	55,252	7,069
Provision for losses and write-offs of long-lived assets	114,148	8,794	224,825	1,039		379				115,187	8,794	225,204

Adjustments for reconciliation of profit	26,559,458	10,623,519	3,739,401	3,138,682	1,209,603	1,456,261				29,698,140	11,833,122	5,195,662

Changes in operating assets and liabilities
Judicial deposits - unfreezing (blocking) Public Civil Action		3,746,107	(3,680,460)								3,746,107	(3,680,460)
Financial investments	296,957	(1,860,827)	797,445							296,957	(1,860,827)	797,445
Trade accounts receivable	(2,002,897)	(2,247,729)	677,176	(619,688)	(152,971)	325,820	447,300	212,874	(107,950)	(2,175,285)	(2,187,826)	895,046
Inventories	(7,176,104)	(309,492)	825,236	(398,181)	56,958	42,581				(7,574,285)	(252,534)	867,817
Taxes recoverable	4,958,779	1,584,911	1,216,225	4,808	(52,357)	(20,798)				4,963,587	1,532,554	1,195,427
Prepaid expenses	(67,923)	(172,027)	85,549	87,245	465,812	117,183				19,322	293,785	202,732
Other receivables	(201,798)	44,513	(242,727)	(16,080)	352,590	(30,938)				(217,878)	397,103	(273,665)
Trade payables	1,218,550	(2,926,585)	330,633	428,364	137,895	(156,138)	(447,300)	(212,874)	107,950	1,199,614	(3,001,564)	282,445
Taxes payable	(2,878,056)	965,191	(485,309)	(129,432)	(515,430)	(84,484)				(3,007,488)	449,761	(569,793)
Advances from customers	(217,159)	224,764	176,189	(16,792)	(25,776)	21,776				(233,951)	198,988	197,965
Leniency agreement	(389,087)	(349,842)	(341,605)							(389,087)	(349,842)	(341,605)
Sundry provisions	(482,565)	(158,915)	(226,519)	168,371	13,560	10,971				(314,194)	(145,355)	(215,548)
Geological event in Alagoas	(2,928,081)	(1,181,931)								(2,928,081)	(1,181,931)
Other payables	1,040,674	(217,997)	348,916	(1,271)	33,810	13,287				1,039,403	(184,187)	362,203

Cash generated from operations	17,730,748	7,763,660	3,220,150	2,646,026	1,523,694	1,695,521				20,376,774	9,287,354	4,915,671

Interest paid	(2,207,196)	(1,946,931)	(1,576,526)	(676,237)	(789,890)	(661,919)				(2,883,433)	(2,736,821)	(2,238,445)
Income taxes paid	(2,697,829)	(252,479)	(403,614)	(9,027)	(5,063)	(8,337)				(2,706,856)	(257,542)	(411,951)

Net cash generated by operating activities	12,825,723	5,564,250	1,240,010	1,960,762	728,741	1,025,265				14,786,485	6,292,991	2,265,275

Proceeds from the sale of property, plant and equipment and intangible assets	40,353	33,140	12,590							40,353	33,140	12,590
Dividends received	295	4,822	3,513							295	4,822	3,513
Acquisitions to property, plant and equipment and intangible assets	(3,249,132)	(2,653,009)	(2,578,558)	(172,192)	(106,780)	(103,964)				(3,421,324)	(2,759,789)	(2,682,522)

Net cash used in investing activities	(3,208,484)	(2,615,047)	(2,562,455)	(172,192)	(106,780)	(103,964)				(3,380,676)	(2,721,827)	(2,666,419)

Short-term and long-term debt
Acquired	16,308	13,049,459	20,586,103							16,308	13,049,459	20,586,103
Payments	(9,413,909)	(8,734,505)	(17,425,409)							(9,413,909)	(8,734,505)	(17,425,409)
Braskem Idesa borrowings
Acquired				7,271,658		3,497,622				7,271,658		3,497,622
Payments				(7,995,045)	(905,210)	(4,398,453)				(7,995,045)	(905,210)	(4,398,453)
Loan to non-controlling shareholders of Braskem Idesa - payment	216,862			(226,407)	(37,618)					(9,545)	(37,618)
Lease payments	(787,932)	(610,392)	(407,320)	(53,774)	(51,676)	(46,870)				(841,706)	(662,068)	(454,190)
Dividends paid	(5,993,265)	(2,380)	(668,904)							(5,993,265)	(2,380)	(668,904)
Other financial liabilities		(534,456)	499,999								(534,456)	499,999

Cash generated (used) in financing activities	(15,961,936)	3,167,726	2,584,469	(1,003,568)	(994,504)	(947,701)				(16,965,504)	2,173,222	1,636,768

Exchange variation on cash of foreign subsidiaries	293,633	1,054,845	(59,659)	83,896	259,741	80,278				377,529	1,314,586	20,619

(Decrease) increase in cash and cash equivalents	(6,051,064)	7,171,774	1,202,365	868,898	(112,802)	53,878	-	-	-	(5,182,166)	7,058,972	1,256,243

Represented by
Cash and cash equivalents at the beginning for the year	12,958,419	5,786,645	4,584,280	904,433	1,017,235	963,357	-	-	-	13,862,852	6,803,880	5,547,637
Cash and cash equivalents at the end for the year	6,907,355	12,958,419	5,786,645	1,773,331	904,433	1,017,235	-	-	-	8,680,686	13,862,852	6,803,880

(Decrease) increase in cash and cash equivalents	(6,051,064)	7,171,774	1,202,365	868,898	(112,802)	53,878	-	-	-	(5,182,166)	7,058,972	1,256,243